Employee Benefits - Components of Fair Value of Plan Asset by Asset Category (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
With quoted market price in an active market [member]
Disclosure of fair value of plan assets [line items]
Bonds	¥ 80,469	¥ 83,441
Equity investments	208,456	249,400
Cash and cash equivalents	43,857	32,799
Total	332,783	365,641
With no quoted market price in an active market [member]
Disclosure of fair value of plan assets [line items]
General accounts at life insurance company	126,547	123,396
Other	66,915	65,633
Total	¥ 193,463	¥ 189,030